Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net (loss) / income	$ 3,082,679	$ (6,118,563)
Adjustments to reconcile net (loss) / income to net cash (used in) / provided by operating activities:
Vessel depreciation	3,412,475	3,252,516
Amortization of deferred charges	201,073	70,352
Share-based compensation	107,972	124,212
Unrealized loss on derivatives	3,848,652	617,008
Loss on debt extinguishment	1,647,654	0
Changes in operating assets and liabilities	(2,337,212)	1,795,756
Net cash (used in) / provided by operating activities	9,963,293	(258,719)
Cash flows from investing activities:
Cash paid for vessel improvements	(34,163)	(231,262)
Cash paid for vessel acquisition	(7,126,713)	0
Net cash used in investing activities	(7,160,876)	(231,262)
Cash flows from financing activities:
Redemption of Series B preferred shares	(3,000,000)	0
Proceeds from issuance of common stock, net of commissions paid	2,956,594	0
Preferred dividends paid	0	(713,553)
Loan arrangement fees paid	(400,000)	0
Proceeds from related party loan	6,000,000	0
Proceeds from long-term debt	31,700,000	0
Repayment of long-term debt	(28,777,000)	(3,537,000)
Net cash (used in) / provided by financing activities	8,479,594	(4,250,553)
Net (decrease) / increase in cash and cash equivalents and restricted cash	11,282,011	(4,740,534)
Cash, cash equivalents and restricted cash at beginning of period	4,606,318	9,129,442
Cash, cash equivalents and restricted cash at end of period	15,888,329	4,388,908
Cash breakdown
Cash and cash equivalents	8,498,873	901,608
Restricted cash, current	5,489,456	787,300
Restricted cash, long term	1,900,000	2,700,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 15,888,329	$ 4,388,908